Income Taxes - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024 USD ($)
Income Tax Contingency [Line Items]
Effective income tax rate	(0.66%)	(0.49%)	(0.55%)
Operating loss carryforwards				$ 278.1
Hong Kong
Income Tax Contingency [Line Items]
Effective income tax rate for first HK$2 million	8.25%
Effective income tax rate for remaining income	16.50%
Limit for reduced income tax rate	$ 2
Domestic Tax Authority | United States | Agora Lab, Inc.
Income Tax Contingency [Line Items]
Operating loss carryforwards				23.2
State and Local Jurisdiction | United States | Agora Lab, Inc.
Income Tax Contingency [Line Items]
Operating loss carryforwards				$ 23.1